Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Long Term Incentive Plans 1)	Total
At January 1, 2022	500	1,352	454	57	2,363
Shares granted	-	-	-	32	32
Shares vested	-	-	-	(23)	(23)
Securities redeemed	-	(429)	-	-	(429)
At December 31, 2022	500	923	454	66	1,943

At January 1, 2021	500	1,564	454	50	2,569
Shares granted	-	-	-	27	27
Shares vested	-	-	-	(21)	(21)
Securities redeemed	-	(212)	-	-	(212)
At December 31, 2021	500	1,352	454	57	2,363

At January 1, 2020	500	1,564	454	53	2,571
Shares granted	-	-	-	22	22
Shares vested	-	-	-	(25)	(25)
At December 31, 2020	500	1,564	454	50	2,569

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2022	2021	2020
EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500	500
At December 31				500	500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.

Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2022	2021	2020
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	Called in 2021	-	-	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2023	402	402	402
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2023	521	950	950
At December 31				923	1,352	1,564

1
The coupon of the USD 250 million junior perpetual capital securities was reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2022	2021	2020
EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114	114
EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136	136
EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203	203
At December 31				454	454	454
1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

Aegon N.V [member]
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Long Term Incentive Plans 1)	Total

At January 1, 2022	500	1,352	454	57	2,363

Shares granted	-	-	-	32	32

Shares vested	-	-	-	(23)	(23)

Securities redeemed	-	(429)	-	-	(429)

At December 31, 2022	500	923	454	66	1,943

At January 1, 2021	500	1,564	454	50	2,569

Shares granted	-	-	-	27	27

Shares vested	-	-	-	(21)	(21)

Securities redeemed	-	(212)	-	-	(212)

At December 31, 2021	500	1,352	454	57	2,363

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Aegon N.V [member] | Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2022	2021

EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500

At December 31				500	500
1
The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.

Aegon N.V [member] | Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2022	2021

USD 500 million	floating CMS rate 1)	Quarterly, July 15	2023	402	402

EUR 950 million	floating DSL rate 2)	Quarterly, July 15	2023	521	950

At December 31				923	1,352

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2022	2021

EUR 114 million	1.506% 1), 4)	Annually, June 8	2025	114	114

EUR 136 million	1.425% 2), 4)	Annually, October 14	2028	136	136

EUR 203 million	0.496% 3), 4)	Annually, March 4	2031	203	203

At December 31				454	454
1	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
2	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
3	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021 and 0.496% until March 4, 2031.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.